Cover Page	6 Months Ended
Dec. 31, 2024
Document Information [Line Items]
Document Type	S-4/A
Amendment Flag	true
Amendment Description	EXPLANATORY NOTE This Amendment No. 4 to the Registrant’s Registration Statement on Form S-4 (Commission File No. 333-290810) is being filed solely to (i) remove disclosures relating to the U.S. government shutdown, as the government reopened on November 13, 2025, and (ii) remove certain language regarding Lennar’s ability to withdraw the Exchange Offer before it accepts tendered shares.
Entity Registrant Name	Millrose Properties, Inc.
Entity Central Index Key	0002017206
Entity Filer Category	Non-accelerated Filer
Entity Small Business	false
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	99-2056892
Entity Address, Address Line One	600 Brickell Avenue
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	212
Local Phone Number	782-3841
Entity Primary SIC Number	6500
Business Contact [Member]
Document Information [Line Items]
Contact Personnel Name	Rachel Presa
Entity Address, Address Line One	600 Brickell Avenue
Entity Address, Address Line Two	Suite 1400
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33131
City Area Code	212
Local Phone Number	782-3841